Warrants and Derivative Liabilities (Details 4) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative Liabilities Line Items
Initial Fair Value of Emerald Financing Warrant Liability			$ 516,058	$ 10,784,634	$ 10,988,736	$ 368,364
Less: Proceeds from Emerald Financing				(3,233,099)
Emerald Financing - Warrant Liability
Derivative Liabilities Line Items
Initial Fair Value of Emerald Financing Warrant Liability	$ 5,707,423	$ 4,717,211	$ 0	10,424,634	10,424,634
Less: Proceeds from Emerald Financing	1,750,000	1,500,000		3,250,000	3,250,000
Excess over proceeds adjustment	$ 3,957,423	$ 3,217,211		$ 7,174,634	$ 7,174,634